Share Purchase Warrants (Details 1)	12 Months Ended
Jan. 31, 2021 $ / shares shares
Number of warrants | shares	252,595
Expire date	Aug. 06, 2022
Weighted average remaining contractual life (years)	1 year 6 months 4 days
Exercise price per share | $ / shares	$ 1.44